GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortizable Intangible Assets:
Gross Carrying Amount	$ 141,886,000	$ 141,886,000
Accumulated Amortization	(11,967,000)	(3,106,000)
Unamortized Intangible Assets:
AMC trademark	104,400,000	104,400,000
Total, unamortizable	104,400,000	104,400,000
Favorable leases
Amortizable Intangible Assets:
Gross Carrying Amount	112,496,000	112,496,000
Accumulated Amortization	(8,053,000)	(2,158,000)
Favorable leases | Minimum
Amortizable Intangible Assets:
Remaining Useful Life	1 year
Favorable leases | Maximum
Amortizable Intangible Assets:
Remaining Useful Life	45 years
Management contracts
Amortizable Intangible Assets:
Gross Carrying Amount	4,690,000	4,690,000
Accumulated Amortization	(1,103,000)	(278,000)
Management contracts | Minimum
Amortizable Intangible Assets:
Remaining Useful Life	1 year
Management contracts | Maximum
Amortizable Intangible Assets:
Remaining Useful Life	7 years
Non-compete agreements
Amortizable Intangible Assets:
Remaining Useful Life	2 years
Gross Carrying Amount	3,800,000	3,800,000
Accumulated Amortization	(1,678,000)	(404,000)
NCM tax receivable agreement
Amortizable Intangible Assets:
Remaining Useful Life	23 years
Gross Carrying Amount	20,900,000	20,900,000
Accumulated Amortization	$ (1,133,000)	$ (266,000)